UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Dynamic Equity Fund
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 101.0%
	COMMON STOCKS – 101.0%
	Aerospace & Defense – 2.3%
4,714	BWX Technologies, Inc.	$224,386
1,557	Huntington Ingalls Industries Inc.	311,774
	Total Aerospace & Defense	536,160
	Airlines – 0.7%
2,962	Southwest Airlines Co.	159,237
	Auto Components – 1.2%
3,781	Adient PLC	274,765
	Banks – 7.5%
15,971	Banco Itau Holdings Financeira, S.A, Sponsored ADR	192,770
3,411	Citizens Financial Group Inc.	117,850
5,061	Comerica Incorporated	347,083
7,038	Hancock Holding Company	320,581
4,694	IberiaBank Corporation	371,295
4,404	Texas Capital BancShares, Inc.	367,514
	Total Banks	1,717,093
	Biotechnology – 2.1%
3,697	Bioverativ, Inc.	201,339
1,852	Eagle Pharmaceuticals Inc., (2)	153,605
2,047	Gilead Sciences, Inc.	139,032
	Total Biotechnology	493,976
	Building Products – 3.9%
7,092	Gibraltar Industries Inc.	292,190
8,044	Jeld-Wen Holding, Inc., (2)	264,245
5,797	Masco Corporation	197,040
1,746	Masonite International Corporation, (2)	138,371
	Total Building Products	891,846
	Capital Markets – 2.9%
3,856	Intercontinental Exchange Group, Inc.	230,859
6,275	LPL Investments Holdings Inc.	249,933
1,903	MSCI Inc., Class A Shares	184,953
	Total Capital Markets	665,745
	Chemicals – 4.3%
5,233	Dow Chemical Company	332,505
4,508	Olin Corporation	148,178
NUVEEN      1

Nuveen Symphony Dynamic Equity Fund (continued)
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Chemicals (continued)
5,441	Platform Specialty Products Corporation, (2)	$70,842
7,537	The Chemours Company	290,174
2,300	Westlake Chemical Corporation	151,915
	Total Chemicals	993,614
	Commercial Services & Supplies – 1.9%
24,696	Civeo Corporation, (2)	73,841
4,194	Waste Connections Inc.	369,995
	Total Commercial Services & Supplies	443,836
	Construction Materials – 0.6%
1,291	Eagle Materials Inc.	125,408
	Consumer Finance – 2.1%
16,407	Enova International, Inc., (2)	243,644
7,041	Green Dot Corporation, Class A Shares, (2)	234,888
	Total Consumer Finance	478,532
	Distributors – 1.0%
1,948	Pool Corporation	232,455
	Diversified Telecommunication Services – 0.3%
48,248	Globalstar, Inc., (2)	77,197
	Electrical Equipment – 0.7%
16,654	Babcock & Wilcox Enterprises, Inc., (2)	155,548
	Energy Equipment & Services – 2.2%
10,039	Patterson-UTI Energy, Inc.	243,647
5,563	US Silica Holdings Inc.	266,968
	Total Energy Equipment & Services	510,615
	Equity Real Estate Investment Trust – 8.1%
2,539	American Tower Corporation, REIT	308,590
20,045	CareTrust REIT Inc.	337,157
2,912	CyrusOne Inc.	149,881
3,642	DCT Industrial Trust Inc.	175,253
10,027	Four Corners Property Trust, Inc.	228,916
8,653	Gaming and Leisure Properties Inc.	289,183
5,501	Hospitality Properties Trust	173,447
7,967	STAG Industrial Inc.	199,334
	Total Equity Real Estate Investment Trust	1,861,761
	Food & Staples Retailing – 1.2%
5,508	Sysco Corporation	285,975
	Food Products – 4.0%
5,285	B&G Foods Inc.	212,721
2      NUVEEN

Shares	Description (1)	Value
	Food Products (continued)
2,349	Kraft Heinz Company	$213,313
6,164	Lamb Weston Holding, Inc.	259,258
2,493	McCormick & Company, Incorporated	243,192
	Total Food Products	928,484
	Health Care Equipment & Supplies – 2.9%
6,533	Abbott Laboratories	290,131
2,096	Danaher Corporation	179,271
1,693	Zimmer Biomet Holdings, Inc.	206,732
	Total Health Care Equipment & Supplies	676,134
	Health Care Providers & Services – 1.7%
2,637	AmerisourceBergen Corporation	233,375
11,787	Brookdale Senior Living Inc.	158,299
	Total Health Care Providers & Services	391,674
	Hotels, Restaurants & Leisure – 1.7%
9,584	Eldorado Resorts Inc., (2)	181,377
11,415	Penn National Gaming, Inc., (2)	210,379
	Total Hotels, Restaurants & Leisure	391,756
	Insurance – 7.0%
2,092	Ace Limited	285,035
7,969	Amtrust Financial Services, Inc.	147,108
2,222	AON PLC	263,729
2,856	Lincoln National Corporation	186,925
3,109	Marsh & McLennan Companies, Inc.	229,724
7,562	Progressive Corporation	296,279
8,222	Universal Insurance Holdings Inc.	201,439
	Total Insurance	1,610,239
	Internet & Direct Marketing Retail – 1.1%
287	Amazon.com, Inc.	254,437
	Internet Software & Services – 0.9%
13,109	Box, Inc., Class A Shares, (2)	213,808
	IT Services – 8.7%
4,389	Fidelity National Information Services	349,452
11,656	First Data Corporation, Class A Shares, (2)	180,668
3,097	FleetCor Technologies Inc., (2)	468,979
2,623	MasterCard, Inc.	295,009
4,322	PayPal Holdings, Inc.	185,932
14,326	Square Inc., (2)	247,553
3,076	Visa Inc.	273,364
	Total IT Services	2,000,957
NUVEEN      3

Nuveen Symphony Dynamic Equity Fund (continued)
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Life Sciences Tools & Services – 1.1%
1,665	Thermo Fisher Scientific, Inc.	$ 255,744
	Machinery – 5.1%
7,514	Chart Industries, Inc., (2)	262,539
5,098	Fortive Corporation	307,002
3,519	John Bean Technologies Corporation	309,496
579	Wabtec Corporation	45,162
12,565	Welbilt Incorporation, (2)	246,651
	Total Machinery	1,170,850
	Media – 1.5%
5,027	Nexstar Broadcasting Group, Inc.	352,644
	Metals & Mining – 0.5%
8,330	Freeport-McMoRan, Inc.	111,289
	Multi-Utilities – 1.7%
6,384	CenterPoint Energy, Inc.	176,007
4,935	CMS Energy Corporation	220,792
	Total Multi-Utilities	396,799
	Oil, Gas & Consumable Fuels – 3.6%
9,929	CVTR Energy Inc.	199,374
10,704	Emerge Energy Services LP	148,251
4,750	ONEOK, Inc.	263,340
9,402	PBF Energy Inc.	208,442
	Total Oil, Gas & Consumable Fuels	819,407
	Road & Rail – 2.2%
1,555	Genesee & Wyoming Inc.	105,522
3,816	Union Pacific Corporation	404,191
	Total Road & Rail	509,713
	Semiconductors & Semiconductor Equipment – 7.0%
10,272	Axcelis Technologies Inc., (2)	193,114
1,302	Broadcom Limited	285,086
12,981	Cypress Semiconductor Corporation	178,619
2,597	Inphi Corporation, (2)	126,785
8,965	Integrated Device Technology, Inc.	212,201
5,953	MA-COM Technology Solutions Holdings Incorporated, (2)	287,530
3,598	Synaptics, Inc., (2)	178,137
2,538	Xilinx, Inc.	146,925
	Total Semiconductors & Semiconductor Equipment	1,608,397
	Software – 1.2%
3,186	Electronic Arts Inc.	285,211
4      NUVEEN

Shares	Description (1)	Value
	Specialty Retail – 1.5%
2,381	Home Depot, Inc.	$ 349,602
	Thrifts & Mortgage Finance – 1.8%
14,834	PHH Corporation, (2)	188,837
12,838	Radian Group Inc.	230,570
	Total Thrifts & Mortgage Finance	419,407
	Trading Companies & Distributors – 2.8%
4,724	H&E Equipment Services, Inc.	115,832
2,245	Watsco Inc.	321,439
2,809	WESCO International Inc., (2)	195,366
	Total Trading Companies & Distributors	632,637
	Total Long-Term Investments (cost $20,395,922)	23,282,952

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 64.4%
	REPURCHASE AGREEMENTS – 64.4%
$ 14,848	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $14,847,794, collateralized by $14,825,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $15,145,398	0.090%	4/03/17	$ 14,847,683
	Total Short-Term Investments (cost $14,847,683)			14,847,683
	Total Investments (cost $35,243,605) – 165.4%			38,130,635

Shares	Description (1)	Value
	SECURITIES SOLD SHORT – (48.0)% (3)
	COMMON STOCKS SOLD SHORT – (48.0)%
	Aerospace & Defense – (0.6)%
(778)	General Dynamics Corporation	$ (145,642)
	Air Freight & Logistics – (1.6)%
(1,707)	C.H. Robinson Worldwide, Inc.	(131,934)
(1,182)	United Parcel Service, Inc., Class B	(126,829)
(2,188)	XPO Logistics, Incorporated, (2)	(104,783)
	Total Air Freight & Logistics	(363,546)
	Automobiles – (1.2)%
(12,019)	Ford Motor Company	(139,901)
(3,692)	General Motors Company	(130,549)
	Total Automobiles	(270,450)
	Banks – (2.6)%
(1,990)	Bank of Nova Scotia	(116,554)
(21,264)	Grupo Financiero Santander Mexico SAB de CV, ADR	(192,014)
(2,835)	HSBC Holdings PLC, Sponsored ADR	(115,725)
NUVEEN      5

Nuveen Symphony Dynamic Equity Fund (continued)
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Banks (continued)
(30,374)	Royal Bank of Scotland Group PLC, Sponsored ADR, (2)	$ (184,370)
	Total Banks	(608,663)
	Building Products – (0.4)%
(2,575)	Caesarstone Sdot-Yam Limited, (2)	(93,344)
	Capital Markets – (0.4)%
(5,304)	Waddell & Reed Financial, Inc., Class A	(90,168)
	Chemicals – (0.5)%
(3,708)	Mosaic Company	(108,199)
	Commercial Services & Supplies – (0.6)%
(13,282)	CECO Environmental Corporation	(139,594)
	Consumer Finance – (1.9)%
(2,333)	American Express Company	(184,564)
(2,529)	Encore Capital Group, Inc., (2)	(77,893)
(11,986)	Navient Corporation	(176,913)
	Total Consumer Finance	(439,370)
	Diversified Telecommunication Services – (1.0)%
(8,296)	Cincinnati Bell Inc., (2)	(146,839)
(1,935)	Verizon Communications Inc.	(94,331)
	Total Diversified Telecommunication Services	(241,170)
	Electrical Equipment – (0.3)%
(3,859)	Thermon Group Holdings Inc., (2)	(80,422)
	Energy Equipment & Services – (0.6)%
(19,418)	Weatherford International PLC, (2)	(129,130)
	Equity Real Estate Investment Trust – (7.7)%
(851)	AvalonBay Communities, Inc.	(156,244)
(5,022)	Care Capital Properties, Inc.	(134,941)
(8,802)	CBL & Associates Properties Inc.	(83,971)
(15,102)	Cousins Properties, Inc.	(124,894)
(11,824)	Medical Properties Trust Inc.	(152,411)
(11,126)	New Senior Investment Group Inc.	(113,485)
(3,414)	Omega Healthcare Investors Inc.	(112,628)
(5,144)	Penn Real Estate Investment Trust	(77,880)
(629)	Public Storage, Inc.	(137,694)
(19,929)	Quality Care Properties, Inc., (2)	(375,861)
(6,103)	Uniti Group, Inc.	(157,763)
(16,130)	Washington Prime Group, Inc.	(140,170)
	Total Equity Real Estate Investment Trust	(1,767,942)
6      NUVEEN

Shares	Description (1)	Value
	Food & Staples Retailing – (0.7)%
(1,366)	Casey's General Stores, Inc.	$ (153,333)
	Food Products – (0.5)%
(858)	JM Smucker Company	(112,467)
	Health Care Equipment & Supplies – (1.2)%
(1,002)	DexCom, Inc., (2)	(84,900)
(1,659)	Insulet Corporation, (2)	(71,486)
(3,457)	Varex Imaging Corporation, (2)	(116,155)
	Total Health Care Equipment & Supplies	(272,541)
	Health Care Providers & Services – (4.1)%
(2,150)	AMN Healthcare Services Inc., (2)	(87,290)
(1,916)	Centene Corporation, (2)	(136,534)
(4,589)	Ensign Group Inc.	(86,273)
(1,770)	Express Scripts, Holding Company	(116,661)
(49,896)	Genesis Healthcare Inc., (2)	(131,726)
(1,906)	Lifepoint Health Inc., (2)	(124,843)
(3,474)	Patterson Companies, Inc.	(157,129)
(5,860)	Surgery Partners Inc., (2)	(114,270)
	Total Health Care Providers & Services	(954,726)
	Hotels, Restaurants & Leisure – (1.1)%
(31,644)	Drive Shack, Inc.	(131,323)
(853)	McDonald's Corporation	(110,557)
	Total Hotels, Restaurants & Leisure	(241,880)
	Insurance – (0.8)%
(2,466)	AFLAC Incorporated	(178,588)
	IT Services – (5.2)%
(4,468)	Blackhawk Network Holdings Inc., (2)	(181,401)
(1,789)	Cognizant Technology Solutions Corporation, Class A	(106,481)
(3,282)	CSG Systems International Inc.	(124,092)
(4,609)	CSRA Inc.	(134,998)
(8,577)	Evertec Inc.	(136,374)
(4,188)	Genpact Limited	(103,695)
(586)	Global Payments Inc.	(47,278)
(7,275)	Infosys Technologies Limited, ADR	(114,945)
(1,289)	WEX, Inc., (2)	(133,412)
(4,233)	WNS Holdings Limited, ADR, (2)	(121,106)
	Total IT Services	(1,203,782)
	Leisure Equipment & Products – (0.8)%
(8,987)	Vista Outdoor Inc., (2)	(185,042)
NUVEEN      7

Nuveen Symphony Dynamic Equity Fund (continued)
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Metals & Mining – (0.4)%
(1,990)	Worthington Industries, Inc.	$ (89,729)
	Multiline Retail – (1.3)%
(1,987)	Big Lots, Inc.	(96,727)
(1,522)	Dollar Tree Stores Inc.	(119,416)
(2,278)	Kohl's Corporation	(90,687)
	Total Multiline Retail	(306,830)
	Oil, Gas & Consumable Fuels – (2.6)%
(29,637)	Capital Product Partners LP	(105,804)
(9,960)	Gulfport Energy Corporation, (2)	(171,213)
(2,633)	Occidental Petroleum Corporation	(166,827)
(6,999)	Rice Energy Inc., (2)	(165,876)
	Total Oil, Gas & Consumable Fuels	(609,720)
	Paper & Forest Products – (1.2)%
(2,508)	Clearwater Paper Corporation, (2)	(140,448)
(3,809)	Domtar Corporation	(139,105)
	Total Paper & Forest Products	(279,553)
	Pharmaceuticals – (0.7)%
(6,289)	Endo International PLC, (2)	(70,185)
(2,187)	Mallinckrodt PLC, (2)	(97,475)
	Total Pharmaceuticals	(167,660)
	Real Estate Management & Development – (0.7)%
(4,129)	Altisource Portfolio Solutions SA, (2)	(151,947)
	Road & Rail – (0.4)%
(1,179)	Ryder System, Inc.	(88,944)
	Semiconductors & Semiconductor Equipment – (0.5)%
(4,291)	Cree, Inc., (2)	(114,698)
	Software – (0.5)%
(2,369)	Manhattan Associates Inc., (2)	(123,306)
	Specialty Retail – (2.0)%
(2,404)	Best Buy Co., Inc.	(118,157)
(8,558)	Big 5 Sporting Goods Corporation	(129,226)
(2,705)	Penske Auto Group, Inc.	(126,621)
(5,478)	Tailored Brands, Inc.	(81,841)
	Total Specialty Retail	(455,845)
	Textiles, Apparel & Luxury Goods – (1.1)%
(2,236)	Oxford Industries Inc.	(128,033)
(5,564)	Perry Ellis International, Inc., (2)	(119,515)
	Total Textiles, Apparel & Luxury Goods	(247,548)
8      NUVEEN

Shares	Description (1)	Value
	Thrifts & Mortgage Finance – (2.8)%
(6,673)	Flagstar Bancorp Inc., (2)	$(188,112)
(6,519)	Genworth MI Canada, Inc.	(180,249)
(7,728)	Home Capital Group, Inc.	(151,265)
(7,546)	PennyMac Financial Services Inc.	(128,659)
	Total Thrifts & Mortgage Finance	(648,285)
	Total Securities Sold Short (proceeds $10,484,651)	(11,064,064)
	Other Assets Less Liabilities – (17.4)%	(4,014,098)
	Net Assets – 100%	$ 23,052,473
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 23,282,952	$ —	$ —	$ 23,282,952
Short-Term Investments:
Repurchase Agreements	—	14,847,683	—	14,847,683
Securities Sold Short:
Common Stocks Sold Short	(11,064,064)	—	—	(11,064,064)
Total	$ 12,218,888	$14,847,683	$ —	$ 27,066,571
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of March 31, 2017, the cost of investments (excluding securities sold short) was $35,321,540.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short) as of March 31, 2017, were as follows:
Gross unrealized:
Appreciation	$3,350,476
Depreciation	(541,381)
Net unrealized appreciation (depreciation) of investments	$2,809,095
NUVEEN      9

Nuveen Symphony Dynamic Equity Fund (continued)
Portfolio of Investments	March 31, 2017 (Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for securities sold short. As of the end of the reporting period, long-term investments with a value of $20,200,070 have been pledged as collateral for securities sold short.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
10      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017